Income Taxes - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,116
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	29
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,166
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 76